Commitments and Contingencies - Summary of Company ROU Assets and Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Operating lease right-of-use assets	$ 8,253
Financing Property and equipment		$ 6
Total ROU assets	8,253	6
Current:
Operating lease liabilities, current	882
Financing Accrued expenses and other current liabilities		9
Noncurrent:
Operating lease liabilities, noncurrent	8,044
Total lease liabilities	$ 8,926	$ 9